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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2008

Check here if Amendment [X]; Amendment Number: 1

This Amendment (Check only one.): [ ] is a restatement.
                                  [X] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Magnetar Financial LLC
Address: 1603 Orrington Avenue, 13th Floor
         Evanston, IL 60201

Form 13F File Number: 28-11800

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Michael Turro
Title: Chief Compliance Officer
Phone: 847-905-4690

Signature, Place, and Date of Signing:


/s/ Michael Turro                        Evanston, IL          February 17, 2009
------------------------------   ---------------------------   -----------------
[Signature]                             [City, State]                [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                                    FORM 13F
                                  SUMMARY PAGE

Report Summary:

Number of Other Included Managers:               0

Form 13F Information Table Entry Total:         13

Form 13F Information Table Value Total: $1,480,360
                                        (thousands)

List of Other Included Managers: NONE

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                           FORM 13F INFORMATION TABLE

       COLUMN 1        COLUMN 2  COLUMN 3 COLUMN 4      COLUMN 5       COLUMN 6  COLUMN 7        COLUMN 8
---------------------- -------- --------- -------- ------------------ ---------- -------- ---------------------
                                                                                             VOTING AUTHORITY
        NAME OF        TITLE OF             VALUE   SHRS OR  SH/ PUT/ INVESTMENT  OTHER   ---------------------
        ISSUER           CLASS    CUSIP   [x$1000]  PRN AMT  PRN CALL DISCRETION MANAGERS    SOLE   SHARED NONE
---------------------- -------- --------- -------- --------- --- ---- ---------- -------- --------- ------ ----
ALPHA NATURAL
   RESOURCES INC        COM     02076X102   64,288 1,250,000 SH  CALL   SOLE              1,250,000
ANHEUSER BUSCH COS INC  COM      35229103   14,837   228,684 SH         SOLE                228,684
BCE INC                 COM NEW 05534B760   34,710 1,000,000 SH         SOLE              1,000,000
BCE INC                 COM NEW 05534B760   11,385   328,000 SH  PUT    SOLE                328,000
BARR PHARMACEUTICALS
   INC                  COM      68306109  400,745 6,136,989 SH         SOLE              6,136,989
GENENTECH INC           COM NEW 368710406  323,860 3,652,009 SH         SOLE              3,652,009
GENENTECH INC           COM NEW 368710406  193,908 2,186,600 SH  CALL   SOLE              2,186,600
GENENTECH INC           COM NEW 368710406  294,214 3,317,700 SH  PUT    SOLE              3,317,700
HUNTSMAN CORP           COM     447011107   33,768 2,680,000 SH         SOLE              2,680,000
HUNTSMAN CORP           COM     447011107   25,413 2,016,900 SH  CALL   SOLE              2,016,900
IMCLONE SYS INC         COM     45245W109   10,202   163,500 SH         SOLE                163,500
ROHM & HAAS CO          COM     775371107   72,737 1,039,104 SH         SOLE              1,039,104
TEVA PHARMACEUTICAL
   INDS LTD             ADR     881624209      293     6,400 SH         SOLE                  6,400